Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 2,737	¥ 3,347
Remaining performance obligations, Transaction price	¥ 550	¥ 1,135